UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Global High Yield Bond Fund

Performance review

For the six months ended June 30, 2019, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 11.01%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged)1, returned 9.83% for the same period. The Lipper High Yield Funds Category Average2 returned 9.17% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	11.01%
Class C	10.60%
Class C1[3]	10.82%
Class I	11.34%
Class IS	11.39%
Bloomberg Barclays Global High Yield Index (Hedged)	9.83%
Lipper High Yield Funds Category Average	9.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class A, Class C, Class C1, Class I and Class IS shares were 4.58%, 4.06%, 4.22%, 5.03%, and 5.12%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.16%, 1.88%, 1.64%, 0.90% and 0.82%, respectively.

[1]

The Bloomberg Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 135 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[3]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Global High Yield Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses, to average net assets will not exceed 1.95% for Class C shares, 0.90% for Class I shares and 0.80% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same the fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Global High Yield Bond Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Global High Yield Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.01%	$1,000.00	$1,110.10	1.14%	$5.96	Class A	5.00%	$1,000.00	$1,019.14	1.14%	$5.71
Class C	10.60	1,000.00	1,106.00	1.88	9.82	Class C	5.00	1,000.00	1,015.47	1.88	9.39
Class C1	10.82	1,000.00	1,108.20	1.65	8.62	Class C1	5.00	1,000.00	1,016.61	1.65	8.25
Class I	11.34	1,000.00	1,113.40	0.89	4.66	Class I	5.00	1,000.00	1,020.38	0.89	4.46
Class IS	11.39	1,000.00	1,113.90	0.80	4.19	Class IS	5.00	1,000.00	1,020.83	0.80	4.01

2	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

WA GHY	— Western Asset Global High Yield Bond Fund

4	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

WA GHY	— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 59.9%
Communication Services — 11.9%
Diversified Telecommunication Services — 2.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000		$1,164,800	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	570,000		522,975
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	380,000	EUR	594,265
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	850,000		882,938	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,330,000		1,342,443	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,750,000		1,803,043	(a)
Windstream Services LLC/Wind-stream Finance Corp., Secured Notes	10.500%	6/30/24	1,730,000		1,262,900	*(a)(b)
Total Diversified Telecommunication Services					7,573,364
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	330,000		366,174
Interactive Media & Services — 0.3%
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	390,000		401,259	(a)
Match Group Inc., Senior Notes	5.000%	12/15/27	440,000		463,056	(a)
Total Interactive Media & Services					864,315
Media — 5.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,155,000		3,241,762	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,000,000		1,018,750	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	510,000		525,300	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	632,000		655,928	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	965,000		987,871	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,570,000		2,441,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	4,497,000		4,373,332
Entercom Media Corp., Secured Notes	6.500%	5/1/27	150,000		156,375	(a)
Entertainment One Ltd., Secured Notes	4.625%	7/15/26	220,000	GBP	287,983	(a)

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	390,000	$392,925	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,010,000	1,027,372	(a)
Total Media				15,109,098
Wireless Telecommunication Services — 3.1%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000	1,726,725	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	890,000	972,881	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	600,000	610,500	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,780,000	2,864,234
Sprint Corp., Senior Notes	7.875%	9/15/23	1,470,000	1,600,463
Sprint Corp., Senior Notes	7.125%	6/15/24	250,000	265,700
Sprint Corp., Senior Notes	7.625%	2/15/25	200,000	213,500
Total Wireless Telecommunication Services				8,254,003
Total Communication Services				32,166,954
Consumer Discretionary — 8.6%
Auto Components — 1.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,080,000	864,000	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	400,000	412,000	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	100,000	99,875
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	840,000	841,050
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	940,000	963,500	(a)
Total Auto Components				3,180,425
Diversified Consumer Services — 0.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	580,000	597,400	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,160,000	1,183,200	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000	434,700	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000	312,800	(a)
Total Diversified Consumer Services				2,528,100

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — 2.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	730,000		$740,038	(a)
Cott Corp., Senior Notes	5.500%	7/1/24	720,000	EUR	855,902	(c)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	360,000		369,450
Marston’s Issuer PLC, Secured Notes (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	1,232,000	GBP	1,284,360	(c)(d)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	810,000		832,072	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	210,000	GBP	282,984	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,280,000	GBP	1,359,891	(c)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	120,000		125,400	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,568,875	(a)
Total Hotels, Restaurants & Leisure					7,418,972
Household Durables — 0.5%
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	500,000		508,750	(a)(e)
Lennar Corp., Senior Notes	4.750%	11/29/27	770,000		814,275
Total Household Durables					1,323,025
Specialty Retail — 2.4%
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		891,557
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,031,000	EUR	1,167,297	(c)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,030,000	EUR	1,166,165	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,510,000		1,468,475	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	760,000		783,750	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	280,162	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	660,000	EUR	756,599	(a)(d)
Total Specialty Retail					6,514,005

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Textiles, Apparel & Luxury Goods — 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	$627,657	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,470,000		1,532,313	(a)
Total Textiles, Apparel & Luxury Goods					2,159,970
Total Consumer Discretionary					23,124,497
Consumer Staples — 0.1%
Household Products — 0.1%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	340,000		354,875
Energy — 11.5%
Oil, Gas & Consumable Fuels — 11.5%
Berry Petroleum Co. Escrow	—	—	1,600,000		0	*(f)(g)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	375,000		379,687	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,940,000		1,719,325
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,070,000		1,110,125
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,860,000		1,963,516	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000		0	*(f)(g)(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	760,000		726,750	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,600,000		1,528,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000		829,500
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	420,000		408,450	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,400,000		1,604,400
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	430,000		457,735
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,920,000		7,230,708
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	410,000		437,470
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,850,000		1,632,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,540,000		1,638,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000		41,600

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	$185,938	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	220,000	244,462	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000	1,781,515	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,560,000	2,483,226	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	840,000	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,240,000	1,258,179
YPF SA, Senior Notes	8.500%	7/28/25	2,450,000	2,463,352	(a)
YPF SA, Senior Notes	6.950%	7/21/27	150,000	136,643	(a)
Total Energy				31,101,381
Financials — 7.9%
Banks — 6.8%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,147,225
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	680,000	713,636	(d)(i)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	490,000	501,733	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,330,000	2,250,780	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000	472,463
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	650,000	675,652	(d)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	280,000	293,770	(d)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,400,000	1,404,846	(a)

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,220,000		$4,274,627	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	750,000		792,195	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		573,418
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	570,000		615,742	(d)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,240,000		1,351,298
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	865,113	(c)(d)(i)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	930,000		874,454	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		730,163	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		934,292	(a)(d)
Total Banks					18,471,407
Capital Markets — 0.4%
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,050,000		1,116,187	(a)(d)(i)
Consumer Finance — 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	390,000		405,600
Diversified Financial Services — 0.4%
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	390,000	GBP	505,657	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	479,303	(a)(j)
Total Diversified Financial Services					984,960
Insurance — 0.2%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	444,705	(c)
Total Financials					21,422,859

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 6.4%
Health Care Equipment & Supplies — 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	510,000	GBP	$577,888	(c)
Health Care Providers & Services — 2.7%
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	8/15/20	69,000		68,655	(d)(g)(k)
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	6/30/22	866,000		904,970	(d)(g)(k)
Centene Corp., Senior Notes	5.375%	6/1/26	1,350,000		1,422,562	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	730,000		704,231	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	640,000		634,240
HCA Inc., Senior Notes	5.875%	2/15/26	100,000		110,750
HCA Inc., Senior Notes	5.375%	9/1/26	200,000		216,000
HCA Inc., Senior Notes	5.625%	9/1/28	690,000		748,650
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		687,417
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,960,000		1,943,340
Total Health Care Providers & Services					7,440,815
Pharmaceuticals — 3.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,370,000		1,536,181	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	510,000	EUR	572,284	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,000,000		913,630
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	930,000	EUR	878,367	(c)

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	40,000		$38,100
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	6,250,000		5,421,875
Total Pharmaceuticals					9,360,437
Total Health Care					17,379,140
Industrials — 3.5%
Building Products — 0.6%
Norbord Inc., Senior Secured Notes	5.750%	7/15/27	200,000		201,750	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,430,000		1,422,850	(a)
Total Building Products					1,624,600
Commercial Services & Supplies — 1.6%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	650,000		646,750	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	560,000		604,100	(a)
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	300,000		320,625
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	680,000		737,800
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	540,000		569,700
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,250,000		1,278,125
Total Commercial Services & Supplies					4,157,100
Containers & Packaging — 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	492,566	(a)(j)
Industrial Conglomerates — 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	350,000		338,093	(d)(i)
Machinery — 0.2%
Harsco Corp., Senior Notes	5.750%	7/31/27	480,000		501,053	(a)
Marine — 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		784,000	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,430,000		$1,421,062	(a)
Total Industrials					9,318,474
Information Technology — 0.7%
Internet Software & Services — 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	571,889	(a)
Software — 0.2%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	330,000		346,913	(a)
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., Senior Notes	4.750%	2/15/26	890,000		875,359
Total Information Technology					1,794,161
Materials — 7.5%
Chemicals — 0.8%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,290,000		1,309,673	(a)
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	650,000	EUR	744,791	(c)
Total Chemicals					2,054,464
Construction Materials — 0.1%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		364,507	(a)
Containers & Packaging — 2.5%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	2,120,000		2,146,500	(a)(j)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,320,000		2,409,900	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	880,000		910,800	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,230,000		1,340,700
Total Containers & Packaging					6,807,900
Metals & Mining — 3.3%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,020,000		1,096,500	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	750,000		785,625	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	516,000		527,288	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,310,000		1,308,362	(a)

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,030,000		$1,087,938
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	500,000		481,250
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,040,000		3,716,800
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	1,137,394		4,265	*(a)(l)
Total Metals & Mining					9,008,028
Paper & Forest Products — 0.8%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	730,000	EUR	638,043	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,310,000		1,395,150	(a)
Total Paper & Forest Products					2,033,193
Total Materials					20,268,092
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.4%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,110,000		1,003,163
Utilities — 1.4%
Electric Utilities — 0.7%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000		839,700	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	660,000		700,260	(c)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	430,000		428,925	(a)(e)
Total Electric Utilities					1,968,885
Gas Utilities — 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000		1,138,475
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		781,594	(a)
Total Utilities					3,888,954
Total Corporate Bonds & Notes (Cost — $157,874,691)					161,822,550
Sovereign Bonds — 26.3%
Argentina — 4.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	63.705%	6/21/20	41,630,000	ARS	957,975	(d)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,030,000		$906,915
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,550,000		1,312,850
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,590,000		1,279,370
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	6,420,000		4,899,262
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000		933,085	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		932,411	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,250,000		934,387	(a)
Total Argentina					12,156,255
Brazil — 4.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,512,000	BRL	415,785
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,869,000	BRL	1,393,125
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,134,000	BRL	634,610
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	7,230,000		7,631,916
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,250,000		1,313,437
Total Brazil					11,388,873
Colombia — 1.0%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,540,000		1,614,305
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,000,000		1,044,250
Total Colombia					2,658,555
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000		508,093	(a)
Croatia — 0.2%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000		655,220	(a)

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Dominican Republic — 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000	$319,878	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,110,000	1,217,404	(a)
Total Dominican Republic				1,537,282
Ecuador — 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000	225,252	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	2,870,000	3,017,116	(c)
Total Ecuador				3,242,368
Egypt — 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000	247,955	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	750,000	763,719	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	630,000	666,084	(a)
Total Egypt				1,677,758
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000	500,630	(a)
Ghana — 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000	937,861	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	670,000	682,425	(a)
Total Ghana				1,620,286
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,070,000	1,071,337	(a)
Honduras — 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,100,000	1,186,636	(a)
Indonesia — 2.8%
Indonesia Government International Bond, Senior Notes	2.950%	1/11/23	700,000	705,789
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	3,250,000	3,422,356	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,500,000		$1,553,226	(a)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,312,000,000	IDR	312,723
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,186,000,000	IDR	1,637,504
Total Indonesia					7,631,598
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	264,000		257,213	(c)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		270,787	(a)
Total Ivory Coast					528,000
Mexico — 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	13,730,000	MXN	697,575
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		471,754	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	800,000		838,486	(a)
Total Nigeria					1,310,240
Paraguay — 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	600,000		657,756	(a)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	650,000		723,538	(a)
Total Paraguay					1,381,294
Poland — 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	10,140,000	PLN	2,751,011
Russia — 1.1%
Russian Federal Bond — OFZ	8.150%	2/3/27	64,000,000	RUB	1,065,460
Russian Federal Bond — OFZ	7.050%	1/19/28	122,967,000	RUB	1,919,694
Total Russia					2,985,154
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	400,000		387,923	(a)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	500,000		518,250

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sri Lanka — 0.8%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	650,000		$658,933	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		294,096	(c)
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	530,000		542,232	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	520,000		537,463	(a)
Total Sri Lanka					2,032,724
Turkey — 2.6%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	8,170,000		7,154,044
Ukraine — 1.5%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,460,000		1,509,925	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000		522,820	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	800,000		826,337	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000		1,084,369	(a)
Total Ukraine					3,943,451
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	44,850,000	UYU	1,115,513	(c)
Venezuela — 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,401,000		373,016	*(b)(c)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	640,000		176,000	*(b)(c)
Total Venezuela					549,016
Total Sovereign Bonds (Cost — $74,080,064)					71,189,086
Senior Loans — 8.1%
Communication Services — 2.5%
Diversified Telecommunication Services — 0.3%
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	700,000		698,347	(d)(m)(n)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 2.2%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	4,113,531	$4,112,959	(d)(m)(n)
iHeartCommunications Inc., Term Loan	—	5/4/26	1,370,000	1,373,425	(o)
Lamar Media Corp., Term Loan B (3 mo. USD LIBOR + 1.750%)	4.125%	3/14/25	572,750	574,179	(d)(m)(n)
Total Media				6,060,563
Total Communication Services				6,758,910
Consumer Discretionary — 4.1%
Auto Components — 0.2%
American Axle & Manufacturing Inc., Term Loan B	4.660-4.840%	4/6/24	520,000	509,795	(d)(m)(n)
Diversified Consumer Services — 0.5%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/2/22	1,340,000	1,332,690	(d)(m)(n)
Hotels, Restaurants & Leisure — 1.8%
1011778 BC Unlimited Liability Co., Term Loan B3	—	2/16/24	1,296,684	1,289,592	(o)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	1,280,065	1,278,059	(d)(m)(n)
Caesars Resort Collection LLC, Term Loan B	—	12/23/24	1,492,415	1,466,830	(o)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.154%	6/22/26	965,488	967,299	(d)(m)(n)
Total Hotels, Restaurants & Leisure				5,001,780
Specialty Retail — 1.5%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	6.670%	3/11/22	4,040,507	3,930,403	(d)(m)(n)
Textiles, Apparel & Luxury Goods — 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	8.080%	10/30/20	243,794	185,893	(d)(m)(n)
Total Consumer Discretionary				10,960,561
Health Care — 0.5%
Health Care Providers & Services — 0.3%
U.S. Renal Care Inc., First Lien Term Loan B	—	6/12/26	790,000	777,445	(o)

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.2%
Beta Sub LLC, Term Loan	—	5/22/26	540,000	$539,325	(g)(o)
Total Health Care				1,316,770
Industrials — 0.1%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.133%	1/15/25	358,983	358,859	(d)(m)(n)
Materials — 0.8%
Containers & Packaging — 0.8%
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/6/23	2,069,074	2,056,494	(d)(m)(n)
Utilities — 0.1%
Electric Utilities — 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.404%	2/7/23	379,553	380,739	(d)(j)(m)(n)
Total Senior Loans (Cost — $21,623,863)				21,832,333
U.S. Government & Agency Obligations — 2.1%
U.S. Government Obligations — 2.1%
U.S. Treasury Notes	1.375%	5/31/21	1,750,000	1,737,217
U.S. Treasury Notes	2.125%	5/31/21	1,250,000	1,258,618
U.S. Treasury Notes	1.750%	11/30/21	1,500,000	1,500,732
U.S. Treasury Notes	1.750%	3/31/22	400,000	400,305
U.S. Treasury Notes	2.500%	3/31/23	750,000	771,020
Total U.S. Government & Agency Obligations (Cost — $5,617,144)				5,667,892

			Shares
Common Stocks — 0.7%
Communication Services — 0.0%
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	0	*(f)(g)(h)
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Bossier Escrow Shares			90,995	19,145	*(f)(g)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Security			Shares		Value
Energy — 0.5%
Energy Equipment & Services — 0.2%
Hercules Offshore Inc. (Escrow)			24,992		$17,967	*(f)(g)
KCAD Holdings I Ltd.			395,216,044		524,451	*(f)(g)
Total Energy Equipment & Services					542,418
Oil, Gas & Consumable Fuels — 0.3%
Berry Petroleum Corp.			59,844		634,347
Montage Resources Corp.			30,612		186,733	*
MWO Holdings LLC			670		51,255	*(f)(g)
Total Oil, Gas & Consumable Fuels					872,335
Total Energy					1,414,753
Utilities — 0.2%
Electric Utilities — 0.2%
Panda Temple Power LLC			24,645		542,190	*
Total Common Stocks (Cost — $8,661,016)					1,976,088

	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Interactive Media & Services — 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	410,000		393,433
Media — 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	510,000		473,033
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,010,000		984,431
Total Media					1,457,464
Total Convertible Bonds & Notes (Cost — $1,836,664)					1,850,897
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost — $283,622)	4.000%	3/6/20	11,549,480	ARS	227,885
Total Investments before Short-Term Investments (Cost — $269,977,064)					264,566,731

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.0%
Western Asset Government Cash Management Portfolio LLC (Cost — $5,409,368)	2.320%	5,409,368	$5,409,368	(p)
Total Investments — 99.9% (Cost — $275,386,432)			269,976,099
Other Assets in Excess of Liabilities — 0.1%			385,009
Total Net Assets — 100.0%			$270,361,108

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of June 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(k)	Restricted security (Note 9).

(l)	The maturity principal is currently in default as of June 30, 2019.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $5,409,368 and the cost was $5,409,368 (Note 8).

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Abbreviations used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

CER	— Coeficente de Establilzacion de Referencia

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

PLN	— Polish Zloty

RUB	— Russian Ruble

USD	— United States Dollar

UYU	— Uruguayan Peso

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	57	9/19	$8,133,045	$8,155,631	$(22,586)

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	125,000	USD	140,037	Barclays Bank PLC	7/17/19	$2,331
EUR	273,324	USD	310,075	Barclays Bank PLC	7/17/19	1,227
GBP	150,000	USD	191,322	Barclays Bank PLC	7/17/19	(642)
GBP	200,000	USD	254,061	Barclays Bank PLC	7/17/19	180
GBP	785,105	USD	996,004	Barclays Bank PLC	7/17/19	2,022
USD	1,477,017	EUR	1,300,000	Barclays Bank PLC	7/17/19	(3,615)
USD	7,242,123	GBP	5,508,868	Barclays Bank PLC	7/17/19	239,236
GBP	38,535	USD	50,000	Citibank N.A.	7/17/19	(1,014)
USD	678,202	EUR	600,000	Citibank N.A.	7/17/19	(5,166)
Total						$234,559

Abbreviations used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Summary of Investments by Country*
United States	38.3%
Brazil	8.9
Argentina	6.8
United Kingdom	4.3
Turkey	3.7
Indonesia	3.4
Italy	3.0
Canada	2.8
Israel	2.7
Netherlands	2.1
Luxembourg	2.0
Russia	1.8
Colombia	1.6
Ukraine	1.5
Mexico	1.2
Ecuador	1.2
France	1.2
Ireland	1.0
Poland	1.0
Sri Lanka	0.8
Zambia	0.7
Peru	0.7
Egypt	0.6
Spain	0.6
Ghana	0.6
Dominican Republic	0.6
Paraguay	0.5
Nigeria	0.5
Germany	0.5
Honduras	0.4
Switzerland	0.4
Uruguay	0.4
Guatemala	0.4
Macau	0.3
Croatia	0.2
Venezuela	0.2
Ivory Coast	0.2
South Africa	0.2
Costa Rica	0.2
El Salvador	0.2
Jersey	0.2

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Global High Yield Bond Fund

Summary of Investments by Country* (cont’d)
Senegal	0.1%
Australia	0.0 ‡
Short-Term Investments	2.0
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2019 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $269,977,064)	$264,566,731
Investments in affiliated securities, at value (Cost — $5,409,368)	5,409,368
Cash	1,912,802
Foreign currency, at value (Cost — $1,280,156)	1,284,095
Interest and dividends receivable	4,295,279
Receivable for securities sold	1,505,876
Unrealized appreciation on forward foreign currency contracts	244,996
Deposits with brokers for open futures contracts	131,785
Receivable for Fund shares sold	114,636
Prepaid expenses	44,775
Total Assets	279,510,343

Liabilities:
Payable for securities purchased	8,385,987
Payable for Fund shares repurchased	391,374
Investment management fee payable	153,284
Service and/or distribution fees payable	42,897
Distributions payable	41,397
Unrealized depreciation on forward foreign currency contracts	10,437
Payable to broker — variation margin on open futures contracts	2,494
Trustees’ fees payable	1,286
Accrued expenses	120,079
Total Liabilities	9,149,235
Total Net Assets	$270,361,108

Net Assets:
Par value (Note 7)	$426
Paid-in capital in excess of par value	319,220,260
Total distributable earnings (loss)	(48,859,578)
Total Net Assets	$270,361,108

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2019

Net Assets:
Class A	$162,293,912
Class C	$4,116,212
Class C1	$10,492,024
Class I	$31,160,702
Class IS	$62,298,258

Shares Outstanding:
Class A	25,592,241
Class C	647,784
Class C1	1,636,539
Class I	4,918,195
Class IS	9,831,844

Net Asset Value:
Class A (and redemption price)	$6.34
Class C*	$6.35
Class C1*	$6.41
Class I (and redemption price)	$6.34
Class IS (and redemption price)	$6.34
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.62

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$8,608,389
Interest from affiliated investments	30,938
Dividends	38,444
Less: Foreign taxes withheld	(17,959)
Total Investment Income	8,659,812

Expenses:
Investment management fee (Note 2)	919,578
Service and/or distribution fees (Notes 2 and 5)	280,801
Transfer agent fees (Note 5)	96,197
Registration fees	44,902
Fund accounting fees	36,589
Audit and tax fees	19,778
Legal fees	14,201
Shareholder reports	11,586
Custody fees	2,941
Trustees’ fees	2,837
Insurance	2,244
Commitment fees (Note 10)	1,523
Interest expense	364
Miscellaneous expenses	5,653
Total Expenses	1,439,194
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(11,684)
Net Expenses	1,427,510
Net Investment Income	7,232,302

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,190,066)
Futures contracts	137,299
Forward foreign currency contracts	117,079
Foreign currency transactions	(56,160)
Net Realized Loss	(991,848)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	21,284,668
Futures contracts	35,981
Forward foreign currency contracts	(2,494)
Foreign currencies	15,239
Change in Net Unrealized Appreciation (Depreciation)	21,333,394
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	20,341,546
Increase in Net Assets From Operations	$27,573,848

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$7,232,302	$14,838,171
Net realized gain (loss)	(991,848)	1,810,193
Change in net unrealized appreciation (depreciation)	21,333,394	(29,207,239)
Increase (Decrease) in Net Assets From Operations	27,573,848	(12,558,875)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,364,434)	(14,532,025)
Return of capital	—	(620,685)
Decrease in Net Assets From Distributions to Shareholders	(7,364,434)	(15,152,710)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	31,058,917	42,017,373
Reinvestment of distributions	7,089,004	14,519,700
Cost of shares repurchased	(41,407,799)	(88,919,258)
Decrease in Net Assets From Fund Share Transactions	(3,259,878)	(32,382,185)
Increase (Decrease) in Net Assets	16,949,536	(60,093,770)

Net Assets:
Beginning of period	253,411,572	313,505,342
End of period	$270,361,108	$253,411,572

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$5.87	$6.48	$6.33	$5.85	$6.67	$7.28

Income (loss) from operations:
Net investment income	0.17	0.32	0.33	0.40	0.42	0.46
Net realized and unrealized gain (loss)	0.47	(0.60)	0.17	0.48	(0.81)	(0.60)
Total income (loss) from operations	0.64	(0.28)	0.50	0.88	(0.39)	(0.14)

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.33)	(0.40)	(0.43)	(0.47)
Return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.17)	(0.33)	(0.35)	(0.40)	(0.43)	(0.47)

Net asset value, end of period	$6.34	$5.87	$6.48	$6.33	$5.85	$6.67
Total return[3]	11.01%	(4.47)%	7.83%	15.74%	(6.29)%	(2.07)%

Net assets, end of period (millions)	$162	$139	$174	$162	$151	$191

Ratios to average net assets:
Gross expenses	1.15%[4]	1.16%	1.14%	1.15%	1.13%	1.14%
Net expenses	1.14 [4,5]	1.14 [5]	1.14 [5]	1.15	1.13	1.14
Net investment income	5.45 [4]	5.19	5.17	6.59	6.45	6.33

Portfolio turnover rate	42%	99%	124%	99%	71%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$5.88	$6.49	$6.34	$5.86	$6.67	$7.28

Income (loss) from operations:
Net investment income	0.15	0.28	0.29	0.36	0.37	0.40
Net realized and unrealized gain (loss)	0.47	(0.60)	0.16	0.48	(0.80)	0.59
Total income (loss) from operations	0.62	(0.32)	0.45	0.84	(0.43)	(0.19)

Less distributions from:
Net investment income	(0.15)	(0.28)	(0.28)	(0.36)	(0.38)	(0.42)
Return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.15)	(0.29)	(0.30)	(0.36)	(0.38)	(0.42)

Net asset value, end of period	$6.35	$5.88	$6.49	$6.34	$5.86	$6.67
Total return[3]	10.60%	(5.14)%	7.23%	14.75%	(6.77)%	(2.94)%

Net assets, end of period (000s)	$4,116	$4,391	$7,402	$6,828	$6,583	$10,243

Ratios to average net assets:
Gross expenses	1.88%[4]	1.88%	1.85%	1.85%	1.82%	1.90%
Net expenses[5]	1.88 [4,6]	1.87 [6]	1.85	1.85	1.82	1.90
Net investment income	4.73 [4]	4.44	4.45	5.89	5.76	5.59

Portfolio turnover rate	42%	99%	124%	99%	71%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$5.93	$6.55	$6.40	$5.92	$6.74	$7.36

Income (loss) from operations:
Net investment income	0.15	0.30	0.31	0.38	0.39	0.43
Net realized and unrealized gain (loss)	0.49	(0.62)	0.16	0.48	(0.81)	(0.61)
Total income (loss) from operations	0.64	(0.32)	0.47	0.86	(0.42)	(0.18)

Less distributions from:
Net investment income	(0.16)	(0.29)	(0.30)	(0.38)	(0.40)	(0.44)
Return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.16)	(0.30)	(0.32)	(0.38)	(0.40)	(0.44)

Net asset value, end of period	$6.41	$5.93	$6.55	$6.40	$5.92	$6.74
Total return[3]	10.82%	(4.98)%	7.28%	15.09%	(6.60)%	(2.58)%

Net assets, end of period (000s)	$10,492	$23,938	$33,074	$41,128	$44,474	$59,395

Ratios to average net assets:
Gross expenses	1.66%[4]	1.64%	1.63%	1.63%	1.61%	1.61%
Net expenses	1.65 [4,5]	1.62 [5]	1.63 [5]	1.63	1.61	1.61
Net investment income	4.96 [4]	4.71	4.70	6.13	5.97	5.87

Portfolio turnover rate	42%	99%	124%	99%	71%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$5.86	$6.48	$6.33	$5.85	$6.66	$7.27

Income (loss) from operations:
Net investment income	0.17	0.34	0.35	0.42	0.43	0.48
Net realized and unrealized gain (loss)	0.49	(0.61)	0.16	0.48	(0.80)	(0.60)
Total income (loss) from operations	0.66	(0.27)	0.51	0.90	(0.37)	(0.12)

Less distributions from:
Net investment income	(0.18)	(0.34)	(0.34)	(0.42)	(0.44)	(0.49)
Return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.18)	(0.35)	(0.36)	(0.42)	(0.44)	(0.49)

Net asset value, end of period	$6.34	$5.86	$6.48	$6.33	$5.85	$6.66
Total return[3]	11.34%	(4.39)%	8.27%	15.87%	(5.92)%	(1.93)%

Net assets, end of period (000s)	$31,161	$29,814	$38,236	$35,702	$37,193	$52,168

Ratios to average net assets:
Gross expenses	0.90%[4]	0.90%	0.89%	0.88%	0.89%	0.85%
Net expenses[5]	0.89 [4,6]	0.89 [6]	0.89	0.88	0.89	0.85
Net investment income	5.70 [4]	5.45	5.41	6.87	6.69	6.63

Portfolio turnover rate	42%	99%	124%	99%	71%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$5.87	$6.48	$6.33	$5.85	$6.66	$7.27

Income (loss) from operations:
Net investment income	0.18	0.35	0.36	0.42	0.44	0.48
Net realized and unrealized gain (loss)	0.47	(0.61)	0.16	0.48	(0.80)	(0.59)
Total income (loss) from operations	0.65	(0.26)	0.52	0.90	(0.36)	(0.11)

Less distributions from:
Net investment income	(0.18)	(0.34)	(0.35)	(0.42)	(0.45)	(0.50)
Return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.18)	(0.35)	(0.37)	(0.42)	(0.45)	(0.50)

Net asset value, end of period	$6.34	$5.87	$6.48	$6.33	$5.85	$6.66
Total return[3]	11.39%	(4.30)%	8.37%	15.97%	(5.81)%	(1.86)%

Net assets, end of period (000s)	$62,298	$56,291	$61,017	$102,526	$91,473	$95,171

Ratios to average net assets:
Gross expenses	0.81%[4]	0.82%	0.79%	0.79%	0.78%	0.78%
Net expenses[5]	0.80 [4,6]	0.80 [6]	0.79	0.79	0.78	0.78
Net investment income	5.79 [4]	5.55	5.57	6.94	6.81	6.71

Portfolio turnover rate	42%	99%	124%	99%	71%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

36	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$31,101,381	$0	*	$31,101,381
Health Care	—	16,405,515	973,625		17,379,140
Other Corporate Bonds & Notes	—	113,342,029	—		113,342,029
Sovereign Bonds	—	71,189,086	—		71,189,086
Senior Loans:
Health Care	—	777,445	539,325		1,316,770
Other Senior Loans	—	20,515,563	—		20,515,563
U.S. Government & Agency Obligations	—	5,667,892	—		5,667,892
Common Stocks:
Communication Services	—	—	0	*	—
Consumer Discretionary	—	—	19,145		19,145
Energy	$821,080	—	593,673		1,414,753
Utilities	—	542,190	—		542,190
Convertible Bonds & Notes	—	1,850,897	—		1,850,897
Non-U.S. Treasury Inflation Protected Securities	—	227,885	—		227,885
Total Long-Term Investments	821,080	261,619,883	2,125,768		264,566,731
Short-Term Investments†	—	5,409,368	—		5,409,368
Total Investments	$821,080	$267,029,251	$2,125,768		$269,976,099
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$244,996	—		$244,996
Total	$821,080	$267,274,247	$2,125,768		$270,221,095

38	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$22,586	—	—	$22,586
Forward Foreign Currency Contracts	—	$10,437	—	10,437
Total	$22,586	$10,437	—	$33,023

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For

40	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

42	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability portion of $10,437. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Asset Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

44	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $11,684.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A		Class C	Class C1
Sales charges	$10,918		—	—
CDSCs	0	*	$13	$8

*	Amount represents less than $1.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$97,756,979	$9,150,248
Sales	101,917,942	7,095,135

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$275,386,432	$10,446,229	$(15,856,562)	$(5,410,333)
Futures contracts	—	—	(22,586)	(22,586)
Forward foreign currency contracts	—	244,996	(10,437)	234,559

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$244,996

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$22,586
Forward foreign currency contracts	10,437
Total	$33,023

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

46	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$137,299
Forward foreign currency contracts	117,079
Total	$254,378

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$35,981
Forward foreign currency contracts	(2,494)
Total	$33,487

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$8,101,227
Forward foreign currency contracts (to buy)	721,117
Forward foreign currency contracts (to sell)	7,665,683

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$244,996	$(4,257)	$240,739	—	$240,739
Citibank N.A.	—	(6,180)	(6,180)	—	(6,180)
Total	$244,996	$(10,437)	$234,559	—	$234,559

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$186,115	$69,162
Class C	20,842	1,591
Class C1	73,844	10,560
Class I	—	14,586
Class IS	—	298
Total	$280,801	$96,197

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,311
Class C	186
Class C1	1,042
Class I	1,354
Class IS	2,791
Total	$11,684

48	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$4,129,848	$7,856,627
Class C	100,595	269,897
Class C1	498,536	1,345,963
Class I	894,363	1,869,999
Class IS	1,741,092	3,189,539
Total	$7,364,434	$14,532,025

Return of Capital:
Class A	—	$335,568
Class C	—	11,528
Class C1	—	57,488
Class I	—	79,871
Class IS	—	136,230
Total	—	$620,685

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,693,813	$22,978,382	2,702,479	$17,021,348
Shares issued on reinvestment	635,208	3,943,803	1,260,572	7,804,927
Shares repurchased	(2,412,211)	(14,893,925)	(7,102,607)	(44,494,982)
Net increase (decrease)	1,916,810	$12,028,260	(3,139,556)	$(19,668,707)

Class C
Shares sold	16,033	$99,383	10,549	$70,054
Shares issued on reinvestment	15,744	97,865	42,637	264,896
Shares repurchased	(130,511)	(809,016)	(447,130)	(2,763,720)
Net decrease	(98,734)	$(611,768)	(393,944)	$(2,428,770)

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class C1
Shares sold	115,853	$712,396	56,005	$371,823
Shares issued on reinvestment	76,339	478,022	216,072	1,353,095
Shares repurchased	(2,589,449)	(16,318,161)	(1,286,705)	(8,043,728)
Net decrease	(2,397,257)	$(15,127,743)	(1,014,628)	$(6,318,810)

Class I
Shares sold	651,182	$4,012,508	2,997,854	$18,728,035
Shares issued on reinvestment	133,608	828,222	286,410	1,771,016
Shares repurchased	(950,087)	(5,868,982)	(4,105,543)	(25,507,091)
Net decrease	(165,297)	$(1,028,252)	(821,279)	$(5,008,040)

Class IS
Shares sold	526,030	$3,256,248	936,466	$5,826,113
Shares issued on reinvestment	280,757	1,741,092	537,990	3,325,766
Shares repurchased	(572,334)	(3,517,715)	(1,299,954)	(8,109,737)
Net increase	234,453	$1,479,625	174,502	$1,042,142

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$100,687	$43,131,893	43,131,893	$37,823,212	37,823,212

50	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$30,938	—	$5,409,368

9. Restricted securities

The following Fund investments are restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 6/30/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.520%, due 6/30/22	$866,000	6/17	$860,370	$904,970	$104.50	0.33%
BioScrip Inc., First Lien Notes, 9.520%, due 8/15/20	$69,000	5/19	68,391	68,655	99.50	0.03
			$928,761	$973,625		0.36%

10. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount of $1,523. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

11. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $41,468,505, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —

Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

52	Western Asset Global High Yield Bond Fund 2019 Semi-Annual Report

Western Asset

Global High Yield Bond Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/19 SR19-3685

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2019